Net results of financial transactions (Details) - SEK (kr) kr in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Net results of financial transactions
Derecognition of financial instruments not measured at fair value through profit or loss	kr 8	kr 0	kr 5	kr 8	kr 5	kr 24
Financial assets or liabilities at fair value through profit or loss	27	55	38	82	(1)	(45)
Financial instruments under fair-value hedge accounting	15	50	(11)	65	(32)	43
Currency exchange-rate effects on all assets and liabilities excl. currency exchange-rate effects related to revaluation at fair value	0	0	(5)	0	(4)	(3)
Total net results of financial transactions	kr 50	kr 105	kr 27	kr 155	kr (32)	kr 19